12. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 12. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI)

	Year Ended December 31, 2012		Year Ended December 31, 2011

Accumulated OCI, beginning of year:
Currency translation adjustment		$1,901,351		$3,002,717
Available for sale securities		-		2,747,997
		$1,901,351		$5,750,714

Other comprehensive income (loss) for the year:
Currency translation adjustments		$1,351,668		$(1,101,366)
Unrealized gain on available for sale investments		-		715,428
Release of OCI on available for sale investments		-		(3,463,425)
		$1,351,668		$(3,849,363)

Accumulated OCI, end of year:
Currency translation adjustment		$3,253,019		$1,901,351
Available for sale securities		-		-
		$3,253,019		$1,901,351